Property and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 112,883	$ 110,103
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	13,276	13,870
Research and Development Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 99,606	$ 96,233